Goodwill and Intangible Assets - Purchase Price of Assets Acquired from Franchisees (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase price of assets acquired from franchisees, not held for sale	$ 55,300	$ 70,200
Goodwill, Transfers	$ 0	$ 605